Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Provision for income tax expense included in the financial statements(in thousands)

	Years Ended December 31,
	2019	2018	2017
Included in Net income:
Continuing operations	$2,962	524	7,350
Discontinued operations	2,542	45,286	(21)
	5,504	45,810	7,329
Comprehensive income	602	(275)	(14)

Total tax expense	$6,106	45,535	7,315

Provision for income tax expense (in thousands)
	Year Ended December 31,
	2019	2018	2017
Current:
Federal	$(8,225)	28,512	(1,779)
State	(7,799)	15,024	(433)
	(16,024)	43,536	(2,212)
Deferred	22,130	1,999	9,527

Total	$6,106	45,535	7,315

Income tax reconciliation at statutory Federal income tax rate (in thousands)

	Year Ended December 31
	2019	2018	2017
Amount computed at statutory
Federal rate	$5,006	35,351	16,723
State income taxes (net of Federal
income tax benefit)	1,623	10,186	2,476
Tax Cut and Jobs Act of 2017	-	-	(11,834)
Other, net	(523)	(2)	(50)
Provision for income taxes	$6,106	45,535	7,315

Deferred tax assets and deferred tax liabilities (in thousands)

	December 31,
	2019	2018	2017
Deferred tax liabilities:
Property and equipment	$49,932	28,329	25,212
Depletion	718	721	660
Unrealized rents	27	52	1,166
Prepaid expenses	76	38	431
Gross deferred tax liabilities	50,753	29,140	27,469
Deferred tax assets:
Employee benefits and other	642	1,159	1,487
Gross deferred tax assets	642	1,159	1,487
Net deferred tax liability	$50,111	27,981	25,982